Commitments and Contingencies, Textuals 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Minimum revenues from non cancellable time charter contracts	$ 8,565
Operating lease right-of-use asset	184	$ 190
Office spaces [Member]
Operating Leased Assets [Line Items]
Operating lease liability	184	190
Operating lease right-of-use asset	184	190
Rent expense for office space	104	$ 81	$ 61
Monthly rent cost as per agreement	$ 8
Foreign currency exchange rate	1.22
Operating lease impairment loss	$ 0
Maximum [Member] | Office spaces [Member]
Operating Leased Assets [Line Items]
Operating lease duration	3 years